MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

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                    Supplement dated August 5, 1997 to the
         Statement of Additional Information, dated October 28, 1996
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     The section  entitled "Management  of the  Fund" is  revised to  add the following:

HUBERTUS AARTS (35) -- Vice President (1)(2) -- Vice President and Portfolio Manager with Merrill Lynch Asset Management U.K. Limited ("MLAM UK") since 1995; Portfolio Manager with Mees Pierson from 1993 to 1995 and with its predecessor, Pierson Heldring & Pierson, from 1990 to 1993.

Code#18186-1096ALL